Other investments (Tables)	12 Months Ended
Jun. 30, 2023
Other investments
Schedule of financial assets measured at FVTPL

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Financial assets measured at FVTPL:
Non-current
- Investment in an unlisted enterprise	—	73,870

Current
- Investments in trust investment schemes	208,649	205,329
- Others	1,874	—
	210,523	205,329